UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
                                               ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:     Westport Advisers LLC
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Address:  253 Riverside Avenue
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          Westport, CT  06880
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          ----------------------------------------------------------------------

13F File Number: 028- 04939
                     --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ronald H. Oliver
          ----------------------------------------------------------------------
Title:    Managing Member
          ----------------------------------------------------------------------
Phone:    203-227-3601
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver            Westport, Connecticut          November 13, 2000
-----------------------------   ----------------------------   -----------------

Report Type  (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing  this  report as required by the  Securities  Exchange  Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                         ---------------------
Form 13F Information Table Entry Total:   76
                                         ---------------------
Form 13F Information Table Value Total:   $ 440,856
                                         ---------------------
                                               (x$1,000)

List of Included Managers:

   Andrew J. Knuth     Westport Advisers, LLC
   Edmund H. Nicklin   Westport Advisers, LLC

List of Other Included Managers:
   No.       13F File Number                Name
   ---       ---------------                ----

                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
     NAME OF ISSUER             TITLE           CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER       VOTING AUTHORITY
                                 OF                       (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED    NONE
                                CLASS
------------------------------------------------------------------------------------------------------------------------------------
AAR Corp.                        COM          000361105     3102       271250      SH    Sole                 271250
AT&T Corp.                       COM          001957109      256         8727      SH    Sole                   8727
Alpha Industries, Inc.           COM          020753109     5707       167550      SH    Sole                 167550
American Management Systems, I   COM          027352103    14238       828400      SH    Sole                 828400
Anadarko Petroleum Corp.         COM          032511107      399         6000      SH    Sole                   6000
Anadigics, Inc.                  COM          032515108     2197        99300      SH    Sole                  99300
Applebees International Inc.     COM          037899101     1380        60000      SH    Sole                  60000
Aspen Technology Inc.            COM          045327103    10153       225000      SH    Sole                 225000
BankUnited Financial Corp. - C   COM          06652B103     2264       307000      SH    Sole                 307000
Beasley Broadcast Group, Inc.    COM          074014101     3245       335000      SH    Sole                 335000
Bergen Brunswig                  COM          083739102     1734       148400      SH    Sole                 148400
Bindley Western Industries, In   COM          090324104     3653       114144      SH    Sole                 114144
Bristol-Myers Squibb Company     COM          110122108      343         6000      SH    Sole                   6000
C&D Technologies, Inc.           COM          124661109    14857       261800      SH    Sole                 261800
CH Energy Group, Inc.            COM          12541M102    14451       362400      SH    Sole                 362400
Checkpoint Systems, Inc.         COM          162825103      876       115800      SH    Sole                 115800
Circle International Group, In   COM          172574105     8940       295550      SH    Sole                 295550
Computer Associates Internatio   COM          204912109      252        10000      SH    Sole                  10000
Conexant Systems, Inc.           COM          207142100    10469       250000      SH    Sole                 250000
Consolidated Stores Corp.        COM          210149100     6592       488306      SH    Sole                 488306
Cox Radio, Inc. - Class A        COM          224051102     7467       428200      SH    Sole                 428200
Devon Energy Corp.               COM          25179M103    13039       216780      SH    Sole                 216780
Downey Financial                 COM          281018105     3950       100000      SH    Sole                 100000
DuPont Photomasks, Inc.          COM          26613X101    14705       250300      SH    Sole                 250300
Duane Reade, Inc.                COM          263578106     6543       269800      SH    Sole                 269800
El Paso Electric Company         COM          283677854    11813       857850      SH    Sole                 857850
Emmis Communications Corp.       COM          291525103     8945       361400      SH    Sole                 361400
Fairchild Semiconductor Corp.    COM          303726103      211         7500      SH    Sole                   7500
FedEx Corp.                      COM          31428X106      333         7500      SH    Sole                   7500
First Essex Bancorp, Inc.        COM          320103104     8259       390950      SH    Sole                 390950
Fritz Companies, Inc.            COM          358846103     2538       211500      SH    Sole                 211500
Gaylord Entertainment Company    COM          367905106     1791        75000      SH    Sole                  75000
General Communications, Inc.     COM          369385109     4916       687000      SH    Sole                 687000
Harbor Florida Bancshares        COM          411901101     1942       161000      SH    Sole                 161000
Harcourt General, Inc.           COM          41163G101      236         4000      SH    Sole                   4000
Houghton Mifflin Company         COM          441560109     4396       112000      SH    Sole                 112000
Houston Exploration Company      COM          442120101     7196       285000      SH    Sole                 285000
IMS Health Inc.                  COM          449934108    22306      1075000      SH    Sole                1075000
ITT Educational Services, Inc.   COM          45068B109    10134       373600      SH    Sole                 373600
Insight Communications Company   COM          45768V108     8359       526575      SH    Sole                 526575
JLG Industries, Inc.             COM          462210101     4624       379400      SH    Sole                 379400
JLK Direct Distribution-CL A     COM          46621C105     1328       154000      SH    Sole                 154000
Lincare Holdings Inc.            COM          532791100      344        12000      SH    Sole                  12000
Mynd Corporation                 COM          628551103    10689       791750      SH    Sole                 791750
Outback Steakhouse, Inc.         COM          689899102     1899        70000      SH    Sole                  70000
Owens & Minor, Inc.              COM          690732102     3311       210250      SH    Sole                 210250
PBOC Holdings, Inc.              COM          69316G108     1381       162500      SH    Sole                 162500
Parametric Technology Corp.      COM          699173100      219        20000      SH    Sole                  20000
People's Savings CT              COM          710198102     3111       147700      SH    Sole                 147700
Perot Systems Corp.              COM          714265105     6087       566200      SH    Sole                 566200
Pittston Brinks                  COM          725701106     2635       170007      SH    Sole                 170007
Pogo Producing Company           COM          730448107     3705       146000      SH    Sole                 146000
Praxair, Inc.                    COM          74005P104      374        10000      SH    Sole                  10000
Precision Castparts Corp.        COM          740189105    19801       516000      SH    Sole                 516000
Project Software & Development   COM          74339P101     2683       172600      SH    Sole                 172600
Quorum Health Group, Inc.        COM          749084109     8112       624000      SH    Sole                 624000
Rational Software Corp.          COM          75409P202    14985       216000      SH    Sole                 216000
Reynolds & Reynolds, Inc.        COM          761695105     6312       317600      SH    Sole                 317600
Rogers Corp.                     COM          775133101     3238       102400      SH    Sole                 102400
Ruby Tuesday, Inc.               COM          781182100    10015       890200      SH    Sole                 890200
Saks Inc.                        COM          79377w108     2153       218000      SH    Sole                 218000
Seacoast Financial Services Co   COM          81170Q106     2634       239425      SH    Sole                 239425
Sensormatic Electronics, Corp.   COM          817265101     6252       416800      SH    Sole                 416800
Southwestern Energy Company      COM          845467109     1463       167200      SH    Sole                 167200
St. Joe Company                  COM          790148100     7864       283400      SH    Sole                 283400
Staten Island Bancorp Inc.       COM          857550107     1600        80000      SH    Sole                  80000
Sterling Financial               COM          859319105     1274       112000      SH    Sole                 112000
Synavant                         COM          87157A105     7936      1186750      SH    Sole                1186750
Synopsys, Inc.                   COM          871607107    12472       329300      SH    Sole                 329300
Texas Instruments, Inc.          COM          882508104    10453       221512      SH    Sole                 221512
Unigraphics Solutions, Inc.      COM          904928108     7938       404500      SH    Sole                 404500
Universal Health Services, Inc   COM          913903100    23367       272900      SH    Sole                 272900
Volt Information Sciences, Inc   COM          928703107     3449       160412      SH    Sole                 160412
Westvaco Corp.                   COM          961548104      213         8000      SH    Sole                   8000
Whitehall Jewellers, Inc.        COM          965063100      831       104650      SH    Sole                 104650
Xtra Corp.                       COM          984138107     1915        43100      SH    Sole                  43100
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